Shareholder Fees	Apr. 30, 2025 USD ($)
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Exchange Fee	$ 0
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Exchange Fee	$ 0
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Supra Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Exchange Fee	$ 0
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0